Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	$ 10,471,500	$ 14,796,800
In-App Purchase services [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	8,467,700	12,455,500
In-App Advertising services [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	1,468,800	1,150,300
Content licensing business [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	$ 535,000	$ 1,191,000